Consolidated Statements Of Changes In Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	IPO [Member] CNY (¥)	Class A Ordinary Shares [Member] shares	Class B Ordinary Shares [Member] shares	Common Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] Class A Ordinary Shares [Member] IPO [Member] CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning Balance at Dec. 31, 2015		¥ (79,236)						¥ 122	¥ (122)			¥ 11,902	¥ (91,138)
Beginning Balance, shares at Dec. 31, 2015 | shares								19,770,990
Share-based compensation expense		4,520								¥ 4,520
Accretion of convertible redeemable preferred shares	$ (2,328)	(15,149)								(4,520)			(10,629)
Net loss for the year		(89,169)											(89,169)
Foreign currency translation		12,995										12,995
Ending Balance at Dec. 31, 2016		(166,039)						¥ 122	(122)			24,897	(190,936)
Ending Balance, Shares at Dec. 31, 2016 | shares								19,770,990
Issuance of Class A ordinary shares		4,078								4,078
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), net of issuance costs, Shares | shares						63,545
Conversion of preferred shares to ordinary shares						¥ 1		¥ (1)
Conversion of preferred shares to ordinary shares | shares						95,316		(95,316)
Compensation to founding shareholders in connection with the transfer of Class A ordinary shares to new investor (Note 13)		2,399								2,399
Repurchase of employee vested share options at fair value		(2,384)								(2,384)
Share-based compensation expense		8,518								8,518
Accretion of convertible redeemable preferred shares	(4,122)	(26,817)								(12,611)			(14,206)
Net loss for the year		(242,760)											(242,760)
Foreign currency translation		(24,982)										(24,982)
Ending Balance at Dec. 31, 2017		(447,987)				¥ 1		¥ 121	(122)			(85)	(447,902)
Ending Balance, Shares at Dec. 31, 2017 | shares				158,861	19,675,674	158,861		19,675,674
Issuance of Class A ordinary shares			¥ 441,166				¥ 40				¥ 441,126
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), net of issuance costs, Shares | shares							5,750,000
Conversion of preferred shares to ordinary shares		679,922				¥ 154				679,768
Conversion of preferred shares to ordinary shares | shares						22,367,696
Share-based compensation expense		45,473								45,473
Accretion of convertible redeemable preferred shares	(4,075)	(28,017)								(27,117)			(900)
Net loss for the year	(70,986)	(488,066)											(488,066)
Foreign currency translation	2,386	16,403										16,403
Ending Balance at Dec. 31, 2018	$ 31,836	¥ 218,894				¥ 195		¥ 121	¥ (122)	¥ 1,139,250		¥ 16,318	¥ (936,868)
Ending Balance, Shares at Dec. 31, 2018 | shares				28,276,557	19,675,674	28,276,557		19,675,674